Inventory	9 Months Ended
Sep. 30, 2023
Inventory
Inventory

4. Inventory

Inventory stated at cost, net of reserve, consisted of the following:

	September 30,	December 31,
	2023	2022
Raw materials	$83,096	$393,253
Work in process	35,110	111,119
Finished goods	99,122	90,850
Total	$217,328	$595,222

Inventory write-downs to estimated net realizable values were $63,457 and $120,931 for the three and nine months ended September 30, 2023, respectively, compared to nil for the three and nine months ended September 30, 2022.

The Company identified certain raw material that could be used for research and development of new POCT products and reclassified $255,000 of inventory to research and development material presented as part of the other current assets during the three months ended September 30, 2023.

As of September 30, 2023 and December 31, 2022, the inventory consisted of $133,707 and nil, related to the Company’s new product sales launch of VELDONA Pet cytoprotein supplements during the three months ended September 30, 2023.